Employee benefit plans	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
Employee benefit plans

Note 23.      Employee benefit plans

Defined benefit post-retirement plan

The Group maintains three pension plans: one maintained by WISeKey SA and one by WISeKey International Holding Ltd, both covering its employees in Switzerland, as well as one maintained by SEALSQ France SAS (formerly WISeKey Semiconductors SAS) covering WISeKey’s employees in France.

All plans are considered defined benefit plans and accounted for in accordance with ASC 715 Compensation – Retirement Benefits. This model allocates pension costs over the service period of employees in the plan. The underlying principle is that employees render services ratably over this period, and therefore, the income statement effects of pensions should follow a similar pattern. ASC 715 requires recognition of the funded status or difference between the fair value of plan assets and the projected benefit obligations of the pension plan on the balance sheet, with a corresponding adjustment recorded in the net loss. If the projected benefit obligation exceeds the fair value of the plan assets, then that difference or unfunded status represents the pension liability.

The Group records net service cost as an operating expense and other components of defined benefit plans as a non-operating expense in the statement of comprehensive loss.

The liabilities and annual income or expense of the pension plan are determined using methodologies that involve several actuarial assumptions, the most significant of which is the discount rate.

The defined benefit pension plan maintained by SEALSQ France SAS, and its obligations to employees in terms of retirement benefits, is limited to a lump sum payment based on remuneration and length of service, determined for each employee. The plan is not funded, which means that there are no plan assets.

The pension liability calculated as at December 31, 2024 is based on annual personnel costs and assumptions as of December 31, 2024.

Personnel Costs	As at December 31,	As at December 31,	As at December 31,
USD'000	2024	2023	2022
Wages and Salaries	13,139	12,507	12,401
Social security contributions	3,977	3,611	3,123
Net service costs	350	449	422
Other components of defined benefit plans, net	29	(45)	14
Total	17,495	16,522	15,960

	As at December 31,
Assumptions	2024	2024	2023	2023	2022	2022
	France	Switzerland	France	Switzerland	France	Switzerland
Discount rate	3.10%	0.97%	3.05%	1.52%	3.65%	2.25%
Expected rate of return on plan assets	n/a	3.05%	n/a	3.04%	n/a	3.00%
Salary increases	3%	2%	3%	2%	3%	1.50%

For WISeKey SA and WISeKey International Holding Ltd’s funded plans, the expected long-term rate of return on assets is based on the pension fund’s asset allocation.

As at December 31, 2024 and December 31, 2023 the Group’s accumulated benefit obligation amounted respectively to USD 14,604,000 and USD 13,879,000.

Reconciliation to Balance Sheet start of year
USD'000
Fiscal year	2024	2023	2022

Fair value of plan assets	(11,142)	(10,108)	(12,169)
Projected benefit obligation	14,143	11,867	16,938
Surplus/deficit	3,001	1,759	4,769
Opening balance sheet liability / (asset) (funded status)	3,001	1,759	4,769

Reconciliation of benefit obligation during the year
Projected benefit obligation at start of year	14,143	11,867	16,938
Net service cost	225	237	213
Interest expense	214	279	52
Plan participant contributions	118	98	98
Net benefits paid to participants	177	(100)	(2,225)
Prior service costs	-	(19)	-
Actuarial losses / (gains)	1,067	606	(2,892)
Currency translation adjustment	(1,040)	1,175	(317)
Projected benefit obligation at end of year	14,904	14,143	11,867

Reconciliation of plan assets during year
Fair value of plan assets at start of year	(11,142)	(10,108)	(12,169)
Employer contributions paid over the year	(218)	(184)	(190)
Plan participant contributions	(118)	(98)	(98)
Net benefits paid to participants	(184)	78	2,201
Interest income	(326)	(311)	(157)
Return in plan assets, excl amounts included in net interest	115	501	82
Currency translation adjustment	846	(1,020)	223
Fair value of plan assets at end of year	(11,027)	(11,142)	(10,108)

Reconciliation to balance sheet end of year
Fair value of plan assets	(11,027)	(11,142)	(10,108)
Defined benefit obligation - funded plans	14,904	14,143	11,867
Surplus/deficit	3,877	3,001	1,759

Closing balance sheet liability / (asset) (funded status)	3,877	3,001	1,759

Movement in Funded Status
USD'000
Fiscal year	2024	2023	2022

Opening balance sheet liability (funded status)	3,001	1,759	4,769

Net service cost	225	237	213
Net interest cost / (credit)	(112)	(32)	(105)
Amortization of net (gain) / loss	22	-	152
Amortization of prior service cost / (credit)	(48)	(26)	(28)
Currency translation adjustment	-	(2)	(5)
Total net periodic benefit cost / (credit)	87	177	227

Actuarial (gain) / loss on liabilities from changes to financial assumptions	1,067	1,005	(3,001)
Actuarial (gain) / loss on liabilities due to experience	-	(399)	109
Return in plan assets, excl. amounts included in net interest	115	501	82
Prior service cost / (credit)	-	(19)	-
Amortization of net (gain) / loss	(22)	-	(152)
Amortization of prior service cost / (credit)	48	26	28
Currency translation adjustment	-	37	0
Total (gain) / loss recognized via other comprehensive income	1,208	1,151	(2,934)

Employer contributions paid in the year	(218)	(184)	(190)
Cashflow required to pay benefit payments	(7)	(22)	(24)
Total cashflow	(225)	(206)	(214)

Currency translation adjustment	(194)	120	(89)
Closing balance sheet liability (funded status)	3,877	3,001	1,759

Reconciliation of unrecognized (gain) / loss
Unrecognized (gain) / loss at beginning of year	795	(338)	2,651
Amortization during the year	(22)	-	(152)
Actuarial (gain) / loss on liabilities	1,067	606	(2,892)
Actuarial (gain) / loss on assets	112	535	82
Currency translation adjustment	(61)	(8)	(27)
Unrecognized (gain) / loss at year-end	1,891	795	(338)

Reconciliation of unrecognized prior service cost / (credit)
Unrecognized prior service cost / (credit) at beginning of year	(542)	(503)	(537)
Prior service cost for the current period	-	(19)	-
Amortization during the year	48	26	28
Currency translation adjustment	38	(46)	6
Unrecognized prior service cost / (credit) at year-end	(456)	(542)	(503)

Amounts recognized in accumulated other comprehensive income
Net loss / (gain)	1,891	795	(338)
Prior service cost / (credit)	(456)	(542)	(503)
Deficit	1,435	253	(841)

Estimated amount to be amortized from accumulated other comprehensive income into net periodic benefit cost / (credit) over next fiscal year
Net loss / (gain)	(94)	-	152
Prior service cost / (credit)	(101)	(26)	(28)

All of the assets are held under the collective contract by the plan’s re-insurer company and are invested in a mix of Swiss and International bond and equity securities. In line with ASC 820’s three-tier fair value hierarchy, pension assets belong to the fair value level 2.

The table below shows the breakdown of expected future contributions payable to the Plan :

Period USD'000	Switzerland	France
2025	422	30
2026	431	50
2027	2,227	53
2028	535	39
2029	855	-
2030 to 2034	2,539	394

The Group expects to make contributions of approximately USD 242,000 in 2025.

There are no plan assets expected to be returned to the employer during the 12-month period following December 31, 2024.